Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of lease terms and discount rates

	December 31,
	2022	2021
Weighted average remaining lease term (years)	6.22	5.01
Weighted average discount rate	11.7%	11.1%

Schedule of reconciliation of undiscounted future minimum lease payments

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

Year Ending December 31,
2023	$1,082
2024	3,212
2025	3,382
2026	2,836
2027	2,599
Thereafter	6,539
Total undiscounted future cash flows	19,650
Less: interest	(6,860)
Present value of operating lease liabilities	$12,790

Schedule of supplemental cash flows and other information related to leases

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Operating cash flows paid for operating leases	$3,339	$255	$2,256